Intangible Assets - Reconciliation of the Changes in the Carrying Amount of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 55
Ending balance	37	$ 55
Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	44
Ending balance	30	44
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11
Ending balance	7	11
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	169	167
Additions	2	5
Reclassification	1	1
Disposal	(13)	(1)
Currency translation effects	(5)	(3)
Ending balance	154	169
Cost [Member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	112	112
Additions	0	0
Reclassification	0	0
Disposal	0	0
Currency translation effects	(2)	0
Ending balance	110	112
Cost [Member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	57	55
Additions	2	5
Reclassification	1	1
Disposal	(13)	(1)
Currency translation effects	(3)	(3)
Ending balance	44	57
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(114)	(91)
Amortization charge	(21)	(23)
Disposal	13	1
Currency translation effects	5	(1)
Ending balance	(117)	(114)
Accumulated Amortization [member] | Customer relationships and other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(68)	(54)
Amortization charge	(14)	(14)
Disposal	0	0
Currency translation effects	2	0
Ending balance	(80)	(68)
Accumulated Amortization [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(46)	(37)
Amortization charge	(7)	(9)
Disposal	13	1
Currency translation effects	3	(1)
Ending balance	$ (37)	$ (46)